Equity Investments - Schedule of Equity Investments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026
Investments, All Other Investments [Abstract]
Equity method investments under fair value option	$ 141	$ 148
Equity investments in publicly listed companies	290	96
Equity method investments under equity method	12	13
Non-marketable equity securities	146	130
Total equity investments	$ 589	$ 387